BUSINESS COMBINATIONS - Consideration Transferred for Clarice Acquisition (Details) - USD ($) $ in Thousands		May 14, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired			$ 4,137	$ 19,149	$ 16,584
Other current financial liabilities	[1]		9,347	10,664
Other non-current financial liabilities			3,418	18,574
Clarice
Disclosure of detailed information about business combination [line items]
Down payment		$ 9,324
Installment payment		2,483
Contingent consideration		8,377
Total consideration paid net of cash and cash equivalents acquired		$ 20,184
Other current financial liabilities			3,127	3,119
Other non-current financial liabilities			$ 1,527	$ 4,497

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).